The Company (Discontinued Operations) (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 30, 2016	May 04, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue				$ 2,198,721	$ 1,577,873
Cost of sales				2,314,525	1,799,284
Operating expenses				1,611,786	1,480,629
Other expenses, net				36,708	1,255,738
Pretax loss from discontinued operations				1,764,298	2,594,022
Income tax benefit				380,176	648,917
Loss from discontinued operations				1,384,122	1,945,105
Loss from discontinued operations attributable to noncontrolling interest				679,149	745,809
Loss from discontinued operations attributable to American DG Energy Inc.				704,973	1,199,296
Net cash used in operating activities				(365,186)	(796,024)
Net cash used in investing activities				$ (1,823,847)	$ (2,843,053)
Subsequent Event | 6% Convertible Debentures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of debt converted to equity		$ 8,600,000
Interest rate on convertible debt (percent)	6.00%	6.00%
Subsequent Event | Subsidiaries | 6% Convertible Debentures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of debt converted to equity	$ 6,700,000		$ 16,000,000
Convertible debt	$ 10,100,000	$ 19,400,000	$ 10,100,000
Interest rate on convertible debt (percent)	6.00%
Subsequent Event | EuroSite Power
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of equity method investment (percent)						48.04%
Ownership by affiliated party (percent)	2.03%		2.03%